SCHEDULE OF LEASE TERMS AND DISCOUNT RATES (Details)	May 31, 2023	May 31, 2022
Leases
Operating lease, average lease term	1 year 7 months 6 days	1 year 7 months 6 days
Operating lease, discount rate	10.00%	10.00%